Capital Stock (Details Narrative)																								1 Months Ended																				3 Months Ended			6 Months Ended			12 Months Ended
	Nov. 14, 2019 CAD ($) $ / shares shares	Nov. 14, 2019 USD ($) shares	Oct. 04, 2019 CAD ($) shares	Oct. 04, 2019 USD ($) shares	Oct. 01, 2019 CAD ($) $ / shares shares	Oct. 01, 2019 USD ($) shares	Sep. 12, 2019 CAD ($) $ / shares shares	Sep. 12, 2019 USD ($) shares	Aug. 12, 2019 CAD ($) $ / shares shares	Aug. 12, 2019 USD ($) shares	Dec. 11, 2018 CAD ($) $ / shares shares	Dec. 11, 2018 USD ($) shares	Nov. 02, 2018 CAD ($) $ / shares shares	Nov. 02, 2018 USD ($) $ / shares shares	Jun. 06, 2018 CAD ($) $ / shares shares	Jun. 06, 2018 USD ($) shares	Dec. 01, 2017 CAD ($) $ / shares shares	Dec. 01, 2017 USD ($) $ / shares shares	Nov. 14, 2017 CAD ($) $ / shares shares	Nov. 14, 2017 USD ($) $ / shares shares	Nov. 14, 2017 USD ($) shares	Nov. 01, 2017 CAD ($) $ / shares shares	Nov. 01, 2017 USD ($) $ / shares shares	Jan. 23, 2020 CAD ($) $ / shares shares	Jan. 23, 2020 USD ($) shares	Aug. 21, 2019 CAD ($) $ / shares shares	Aug. 21, 2019 USD ($) shares	Jul. 16, 2019 CAD ($) $ / shares shares	Jul. 16, 2019 USD ($) shares	May 28, 2019 CAD ($) $ / shares shares	May 28, 2019 USD ($) shares	May 17, 2019 CAD ($) $ / shares shares	May 17, 2019 USD ($) $ / shares shares	Jan. 31, 2019 USD ($) shares	Nov. 30, 2018 CAD ($) $ / shares shares	Nov. 30, 2018 USD ($) shares	Nov. 29, 2018 USD ($) shares	Nov. 24, 2017 CAD ($) $ / shares shares	Nov. 24, 2017 USD ($) shares	Oct. 31, 2017 CAD ($) $ / shares shares	Oct. 31, 2017 USD ($) $ / shares shares	Aug. 16, 2017 CAD ($) $ / shares shares	Aug. 16, 2017 USD ($) $ / shares shares	Jan. 31, 2020 CAD ($) $ / shares shares	Jan. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Jan. 31, 2020 CAD ($) $ / shares shares	Jan. 31, 2020 USD ($) shares	Jan. 31, 2019 USD ($)	Jul. 31, 2019 $ / shares shares	Jul. 31, 2019 USD ($) shares	Jul. 31, 2018 $ / shares $ / shares shares	Jul. 31, 2018 USD ($) $ / shares shares	Jan. 31, 2020 $ / shares shares	Nov. 04, 2019 $ / shares	Jul. 31, 2019 $ / shares shares	May 14, 2019 USD ($) shares	May 16, 2018 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital stock, par value | $ / shares																																																				$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Capital stock, shares authorized																																												900,000,000			900,000,000			900,000,000		900,000,000	900,000,000	900,000,000		900,000,000
Value of common shares issued in acquisition | $																																														$ 2,752,782
Preferred stock converted into common shares																																															2,909,091	2,909,091			2,909,091
Common stock shares issued																												7,333	7,333						3,206,160	3,206,160
Warrants shares issued																												7,333	7,333						3,206,160	3,206,160
Warrant exercisable price per share | $ / shares																												$ 0.90							$ 0.50
Number of warrants exercised			22,727	22,727			38,912	38,912	81,591	81,591
Proceeds from issuance of common stock							$ 25,682	$ 19,450																				$ 6,600	$ 5,057						$ 1,603,080	$ 1,205,196												$ 90,840	$ 5,818,300		$ 21,561,568		$ 4,806,025
Exercised	$ 20,236	$ 15,291	$ 20,454	$ 15,360					$ 53,850	$ 40,765
Common stock shares issued upon exercise of warrants	22,485	22,485	22,727	22,727			38,912	38,912	81,591	81,591
Warrants price per share | $ / shares	$ 0.90						$ 0.66		$ 0.66																																														$ 0.90
Share purchase warrants and brokers' warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercisable price per share | $ / shares																																																		$ 0.93		$ 0.89
Warrants price per share | $ / shares																																												$ 0.73			$ 0.73			0.50
Broker warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of warrant																			$ 78,122,000	$ 62,357
Warrants shares issued																				367,286	367,286
Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted					250,000	250,000					2,050,000	2,050,000																										3,850,000	3,850,000								3,300,000	3,300,000			2,050,000		4,025,000
Exercise price | $ / shares					$ 0.93						$ 0.57																											$ 0.66									$ 0.88			$ 0.57		$ 0.65
Term of options																																						5 years	5 years
Expiry period																																						Nov. 24, 2022	Nov. 24, 2022
Fair value of stock options					$ 191,960	$ 145,045																				$ 1,818,232	$ 1,373,856											$ 922,403	$ 726,578
Stock-based compensation																																												$ 52,316	$ 39,668		$ 68,979	$ 52,259
Percentage of issued and outstanding common shares																																												10.00%			10.00%							10.00%
Purchase agreement NMG SD settlement agreement and lease assignment agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares issued									4,337,111	4,337,111
Employee stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted																								200,000	200,000
Exercise price | $ / shares																								$ 0.88
Fair value of stock options																								$ 90,608	$ 68,645
Stock-based compensation																																												$ 2,495	1,890		$ 2,495	1,890
Australis
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares issued																																					1,105,083
Number of warrants exercised																														12,793,840	12,793,840
Finance fee fair valued | $																																					$ 822,494
Exercised																														$ 6,396,920	$ 4,746,515
Common stock shares issued upon exercise of warrants																														12,793,840	12,793,840
Warrants price per share | $ / shares																														$ 0.50
Australis | Senior secured note
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repayment of senior debt | $																															$ 4,495,890
Australis | Investment Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares issued																																		1,768,545
Common stock share subscriptions receivable | $																																		$ 787,123															$ 787,123
Consultant | Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted															175,000	175,000
Exercise price | $ / shares															$ 0.47
Term of options															5 years	5 years
Fair value of stock options											$ 1,165,117	$ 881,644			$ 81,129	$ 63,101
Toro Pacific Management Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Escrowed shares issued																																																									70,500	70,500
Escrowed shares fair value | $																																																									$ 22,689	$ 27,328
NMG Ohio LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares issued																																		2,380,398
Common stock value | $																																		$ 1,448,805
Acquiring revenue remaining performance obligation																																		70.00%															70.00%
Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted																										2,850,000	2,850,000
Exercise price | $ / shares																										$ 0.88
Expired																								200,000	200,000	400,000	400,000
Stock-based compensation																																												$ 431,619	$ 327,879		$ 798,398	$ 604,866
NMG
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of common shares issued in acquisition | $																				$ 6,337,365
Business acquisition shares issued or issuable																			423,000	423,000	423,000
Business acquisition, fair value of shares issued or issuable | $																				$ 135,202	$ 135,202
Common stock shares issued																			18,827,000	18,827,000
Number of warrants purchase exercisable shares																				9,102,141	9,102,141
Warrant exercisable price per share | $ / shares																				$ 0.66
Share issuance costs																			$ (279,352)	$ (219,459)
Options vest six months from the date of grant | Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period percentage					25.00%	25.00%
Options vest six months from the date of grant | Employee stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period percentage																								25.00%	25.00%
Options vest six months from the date of grant | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period percentage																										25.00%	25.00%
Options vest twelve months from the date of grant | Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period percentage					25.00%	25.00%
Options vest twelve months from the date of grant | Employee stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period percentage																								25.00%	25.00%
Options vest twelve months from the date of grant | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period percentage																										25.00%	25.00%
Options vest eighteen months from the date of grant | Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period percentage					25.00%	25.00%
Options vest eighteen months from the date of grant | Employee stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period percentage																								25.00%	25.00%
Options vest eighteen months from the date of grant | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period percentage																										25.00%	25.00%
Options vest twenty-four months from the date of grant | Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period percentage					25.00%	25.00%
Options vest twenty-four months from the date of grant | Employee stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period percentage																								25.00%	25.00%
Options vest twenty-four months from the date of grant | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period percentage																										25.00%	25.00%
Private placement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Private placements shares issued													16,000,000	16,000,000			637,393	637,393				68,181	68,181																	757,666	757,666	8,276,294	8,276,294
Subscription receipts per price | (per share)													$ 0.40	$ 0.30			$ 0.66	$ 0.52				$ 0.66	$ 0.52									$ 1.25	$ 0.93							$ 0.66	$ 0.52	$ 0.66	$ 0.52
Proceeds from issuance of private placement													$ 6,400,000	$ 4,883,840			$ 420,680	$ 330,486				$ 45,000	$ 35,169									$ 14,726,130	$ 10,956,241							$ 500,060	$ 390,822	$ 5,462,354	$ 4,270,017
Maturity Period																																48 months	48 months
Cash paid for finder fees | $														$ 152,720
Common stock shares issued													322,581	322,581
Common stock value | $														$ 221,691
Warrant exercisable price per share | $ / shares													$ 0.50				$ 0.90		$ 0.90													$ 1.50
Warrant exercisable period																	24 months	24 months
Proceeds from issuance of common stock | $														$ 152,720
Number of units issued under private placement																																11,780,904	11,780,904
Description for the units issued under private placement																																Each unit is comprised of one common share and one common share purchase warrant.	Each unit is comprised of one common share and one common share purchase warrant.
Description for the exercise of warrants																																Each warrant entitles the holder to acquire one common share of the Company at an exercise price of CAD$1.50 for a period of 48 months following the closing date, subject to adjustment in certain events.	Each warrant entitles the holder to acquire one common share of the Company at an exercise price of CAD$1.50 for a period of 48 months following the closing date, subject to adjustment in certain events.
Commission received by the agent under offering																																$ 793,938	$ 589,499
Private placement | Broker warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maturity Period																																48 months	48 months
Description for the exercise of warrants																																Each broker warrant entitles the holder to acquire one unit at an exercise price of CAD$1.25 per unit for a period of 48 months following the closing date.	Each broker warrant entitles the holder to acquire one unit at an exercise price of CAD$1.25 per unit for a period of 48 months following the closing date.
Warrants issued as additional consideration																																635,150
Warrants price per share | $ / shares																																$ 1.25
Corporate Finance Fee																																$ 84,750	$ 63,774